Deferred Income Tax - Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	¥ 37,073	¥ 19,192	¥ 19,436
Net deferred tax liabilities	(230,292)		(378,305)	¥ (238,240)
Deferred tax liabilities	267,365	¥ 340,685	397,741
Gross carrying amount [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	541,036		490,657
Deferred tax liabilities	771,328		868,962
Gross carrying amount [member] | Loans and advances [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	286,752		206,928
Gross carrying amount [member] | Tax losses carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	44,518		24,082
Gross carrying amount [member] | Derivatives [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	48,821		59,530
Gross carrying amount [member] | Provision for interest repayment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	37,845		36,779
Gross carrying amount [member] | Retirement benefits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	10,254		9,204
Deferred tax liabilities	3,224		19,484
Gross carrying amount [member] | Investment securities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	754		1,243
Deferred tax liabilities	572,369		680,425
Gross carrying amount [member] | Goodwill and intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	71,265		81,076
Gross carrying amount [member] | Property, plant and equipment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	57,607		28,786
Gross carrying amount [member] | Lease transactions [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	10,381		10,866
Gross carrying amount [member] | Other temporary differences-net [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	112,092		152,891
Deferred tax liabilities	¥ 56,482		¥ 48,325